Profit from operations - Summary of Direct and Marketing Expenses (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit From Operations [Abstract]
Gaming tax, license costs and other tax	€ 67,951	€ 48,800	€ 33,969
Processing & Fraud Costs	197,394	173,619	99,322
Royalties	178,203	202,856	164,636
Other operational costs	50,137	36,126	19,142
Staff costs and related expenses	130,305	79,885	47,158
Costs relating to currency movements	12,550	4,924	1,596
Marketing Expenses	342,760	350,284	246,866
Direct and marketing expense	€ 979,300	€ 896,494	€ 612,689